As filed with the Securities and Exchange Commission on April 8, 1997
                                                      Registration No. 2-88566
                                      Investment Company Act File No. 811-4255
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No.               |_|

                       Post-Effective Amendment No. 23             |X|

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              |X|
                              Amendment No. 23                     |X|
                        (Check appropriate box or boxes)

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST1
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                Lawrence Zicklin
                  c/o Neuberger&Berman Management Incorporated
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[  ]  Immediately upon filing pursuant to    [ X]   on May 1, 1997 pursuant
      paragraph (b)                                 to paragraph (b)

[  ]  60 days after filing pursuant to       [  ]   on _________ pursuant to
      paragraph (a)(1), or                          paragraph (a)(1)

[  ]  75 days after filing pursuant to       [  ]   on ___________ pursuant to
      paragraph (a)(2) or                           paragraph (a)(2) of Rule 485

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* Registrant has elected to register an indefinite number of shares of all series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has filed the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1996, on February 21, 1997.
1 Registrant is a "master/feeder fund." This Post-Effective Amendment No. 23 includes a signature page for the master fund, Advisers Managers Trust.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


         This Post-Effective Amendment No. 23 to the Registration Statement of Neuberger&Berman Advisers Management Trust (the "Registrant") is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 22, which was filed pursuant to Rule 485(b) on March 28, 1997, and to file certain exhibits as set forth in Part C hereto. Accordingly, Post-Effective Amendment No. 22 is incorporated in its entirety into this filing.


         The incorporated materials relate to the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio (collectively, the "Portfolios"), each of which is a separate series of the Registrant.


         I.       Joint Prospectus of Registrant

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Expense Information

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Programs;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable

         II.      Prospectus for Registrant's Balanced Portfolio

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Inapplicable

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable


         III.     Prospectus for Registrant's Balanced Portfolio
(Qualified Plans)

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Expense Information

3.       Condensed Financial

         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares; Appendix B - How
                                                   to Buy Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters; Appendix B - How
                                                   to Sell Shares

9.       Pending Legal Proceedings...              Inapplicable


         IV.      Prospectus for Registrant's Government Income Portfolio

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Inapplicable

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,

                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable


         V.       Prospectus for Registrant's Growth Portfolio

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Inapplicable

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable


         VI.      Prospectus for Registrant's International Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               Inapplicable

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable


         VII.     Prospectus for Registrant's Limited Maturity Bond
Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable


         VIII. Prospectus for Registrant's Liquid Asset Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable


         IX.      Prospectus for Registrant's Partners Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,

                                                    Capitalization, and Other
                                                    Matters

 .       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable

                                     Part B

         X.       Joint Statement of Additional Information

                                                    Statement of Additional
Form N-1A Part B Item                               Information Caption

10.      Cover Page..................               Cover Page

11.      Table of Contents..........                Table of Contents

12.      General Information and
         History.....................               Information Regarding
                                                    Organization,
                                                    Capitalization and Other
                                                    Matters (Part A);
                                                    Investment Information

13.      Investment Objectives and
         Policies....................               Investment Information

14.      Management of the Fund......               Trustees and Officers;
                                                    Investment Management,
                                                    Advisory and
                                                    Administration Services

15.      Control Persons and Principal
         Holders of Securities.......               Control Persons and
                                                    Principal Holders of
                                                    Securities

16.      Investment Advisory and other
         Services....................               Investment Management,
                                                    Advisory and
                                                    Administration Services;
                                                    Distribution
                                                    Arrangements; Reports to
                                                    Shareholders; Custodian;
                                                    Independent Auditors

17.      Brokerage Allocation........               Portfolio Transactions

18.      Capital Stock and other
         Securities..................               Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters (Part A)

19.      Purchase, Redemption and
         Pricing of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value (in Part A);
                                                    Distribution Arrangements;
                                                    Additional Redemption
                                                    Information

20.      Tax Status..................               Dividends, Other
                                                    Distributions and Tax
                                                    Status (Part A);
                                                    Additional Tax
                                                    Information

21.      Underwriters................               Distribution Arrangements

22.      Calculation of Performance
         Data........................               Performance Information

23.      Financial Statements........               Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 23 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

     (a) Financial Statements:

                  The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual reports to shareholders of the Registrant for the fiscal year ended December 31, 1996 for Neuberger&Berman Advisers Management Trust (with respect to each of the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio), and for Advisers Managers Trust (with respect to each of AMT Balanced Investments, AMT Government Income Investments, AMT Growth Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Partners Investments) are incorporated into the Statement of Additional Information by reference.


Included in Part A of this Post-Effective Amendment:

                  FINANCIAL HIGHLIGHTS for each of the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio of Neuberger&Berman Advisers Management Trust, for the periods indicated therein.

     (b) Exhibits:

             Exhibit
             Number                    Description

             (1)      (a)      Certificate of Trust of Registrant.  Incorporated
                               by reference to Registrant's Post-Effective
                               Amendment No. 22 to Registrant's Registration
                               Statement, Nos. 2-88566 and 811-4255.

                      (b) Trust Instrument of Registrant. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement,File Nos. 2-88566 and 811-4255.

                      (c) Schedule A to Trust Instrument of Registrant designating Series of Registrant. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

             (2) By-laws of Registrant. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

             (3)               Voting Trust Agreement.  None.

             (4)      (a)      Trust Instrument of Registrant, Articles IV,
                               V and VI.  Incorporated by reference to
                               Registrant's Post-Effective Amendment No. 22 to
                               Registrant's Registration Statement, File Nos.
                               2-88566 and 811-4255.

                      (b)      By-laws of Registrant, Articles V, VI and
                               VIII. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

PART C - Other Information
Page 2



             (5)      (a)      Management Agreement Between Advisers
                               Managers Trust and Neuberger&Berman
                               Management Incorporated. Incorporated by reference to Registrant's Post-Effective
                               Amendment No. 22 to Registrant's Registration
                               Statement, File Nos. 2-88566 and 811-4255.

                      (b)      Sub-Advisory Agreement Between
                               Neuberger&Berman Management Incorporated and
                               Neuberger&Berman with Respect to Advisers
                               Managers Trust. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

                      (c) Substitution Agreement among Neuberger&Berman Management Inc., Advisers Managers Trust, Neuberger&Berman, L.P. and Neuberger&Berman, LLC. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


              (6) Distribution Agreement Between Registrant and Neuberger&Berman Management Incorporated.
                               Incorporated by reference to Registrant's
                               Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.



              (7)               Bonus, Profit Sharing or Pension Plans. None.

              (8)      (a)      Custodian Contract Between Registrant and
                                State Street Bank and Trust Company.
                                Incorporated by reference to Post-Effective
                                Amendment No. 20 to Registrant's Registration
                                Statement, File Nos. 2-88566 and 811-4255.


                       (b) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

                       (c) Schedule A to Custodian Contract designating approved foreign banking institutions and securities depositories.*

                       (d)      Custodian Fee Schedule.*



              (9)      (a)      Transfer Agency Agreement Between Registrant
                                and State Street Bank and Trust Company.
                                Incorporated by reference to Post-Effective
                                Amendment No. 20 to Registrant's Registration
                                Statement, File Nos. 2-88566 and 811-4255.


                       (b) Administration Agreement Between Registrant and Neuberger&Berman Management Incorporated. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


                       (c) Form of Fund Participation Agreement. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


                       (d) Letter Agreement adding the International Portfolio of Registrant to the Transfer
                                Agency Agreement. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


                       (e) Reimbursement Agreement between Registrant, on behalf of the International Portfolio, and Neuberger&Berman Management Inc. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

              (10)     (a)      Consent of Dechert Price & Rhoads.  None

PART C - Other Information
Page 3



                       (b)      Opinion of Dechert Price & Rhoads.
                                Incorporated by reference to Registrant's
                                Rule 24f-2 Notice for the fiscal year ended
                                December 31, 1996, File No. 2-88566.

              (11)     (a)      Consent of Independent Auditors.  None.

                       (b)      Powers of Attorney.*

              (12)              Financial Statements Omitted from Prospectus.
                                None.

              (13)              Letter of Investment Intent.  None.

              (14)              Prototype Retirement Plan.  None.


              (15)              Distribution Plan Pursuant to Rule 12b-1.
                                Incorporated by reference to Registrant's
                                Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


              (16)              Schedule of Computation of Performance
                                Quotations.*

              (17) Financial Data Schedules. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


         *        Filed herewith.

Item 25.          Persons Controlled By or Under Common Control with
                  Registrant


         As of March 10, 1997, separate accounts of Nationwide Life Insurance Company owned approximately 38.080% of the outstanding shares of the Balanced Portfolio of the Registrant, 69.545% of the outstanding shares of the Growth Portfolio of the Registrant, 81.265% of the outstanding shares of the Limited Maturity Bond Portfolio of the Registrant, and 52.131% of the outstanding shares of the Partners Portfolio of the Registrant; separate accounts of Hartford Life Insurance Company owned approximately 78.916% of the outstanding shares of the Liquid Asset Portfolio of the Registrant; separate accounts of American Skandia Insurance Company and Skandia Life Assurance Company owned approximately 42.756% of the outstanding shares of the Partners Portfolio of the Registrant; and separate accounts of Security Life of Denver owned approximately 97.288% of the outstanding shares of the Government Income Portfolio of the Registrant.


         These insurance companies are required to vote Portfolio shares in accordance with instructions received from owners of variable life insurance and variable annuity contracts funded by separate accounts with respect to separate accounts of these insurance companies that are registered with the Securities and

PART C - Other Information
Page 4


Exchange Commission as unit investment trusts.

         Registrant  is  organized  in  a  master/feeder  fund  structure,   and
technically may be considered to control the master fund in which it invests, Advisers Managers Trust.

Item 26.          Number of Holders of Securities


         As of February 10, 1997, the number of record holders of the Portfolios of the Registrant was as follows:


         Title of Class                             Number of Record Holders

         Balanced Portfolio                                31

         Growth Portfolio                                  19

         Liquid Assets Portfolio                            5

         Limited Maturity Bond Portfolio                   27

         Partners Portfolio                                18

         Government Income Portfolio                        3

         As of February 10, 1997, the International Portfolio had not yet commenced investment operations.


Item 27.          Indemnification

                  A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the

PART C - Other Information
Page 5


officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

                  Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                  Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger&Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

PART C - Other Information
Page 6


                  Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger&Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

                  Section 9.1 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the
Administrator in respect of any matter arising in connection with the Administration Agreement. N&B Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which N&B Management believes to be genuine and to have been signed by the proper person or persons, and N&B Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by N&B
Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such
Portfolio; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that N&B Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from:

PART C - Other Information
Page 7


(i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

                  Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Adviser and Sub-
                  Adviser

                  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PART C - Other Information
Page 8




            NAME                          BUSINESS AND OTHER CONNECTIONS



Claudia A. Brandon                         Secretary, Neuberger&Berman
Vice President, N&B                        Advisers Management Trust (Delaware
Management                                 business trust); Secretary,
                                           Advisers Managers Trust; Secretary,
                                           Neuberger&Berman Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Secretary,
                                           Neuberger&Berman Income Funds;
                                           Secretary, Neuberger&Berman Income
                                           Trust; Secretary, Neuberger&Berman
                                           Equity Funds; Secretary,
                                           Neuberger&Berman Equity Trust;
                                           Secretary, Income Managers Trust;
                                           Secretary, Equity Managers Trust;
                                           Secretary, Global Managers Trust;
                                           Secretary, Neuberger&Berman Equity
                                           Assets.

Stacy Cooper-Shugrue                       Assistant Secretary,
Assistant Vice President,                  Neuberger&Berman Advisers
N&B Management                             Management Trust (Delaware business
                                           trust); Assistant Secretary,
                                           Advisers Managers Trust; Assistant
                                           Secretary, Neuberger&Berman
                                           Advisers Management Trust
                                           (Massachusetts business trust) (1);
                                           Assistant Secretary,
                                           Neuberger&Berman Income Funds;
                                           Assistant Secretary,
                                           Neuberger&Berman Income Trust;
                                           Assistant Secretary,
                                           Neuberger&Berman Equity Funds;
                                           Assistant Secretary, Neuberger &
                                           Berman Equity Trust;  Assistant
                                           Secretary,  Income  Managers Trust;
                                           Assistant Secretary, Equity
                                           Managers Trust; Assistant Secretary,
                                           Global Managers Trust;
                                           Assistant Secretary,
                                           Neuberger&Berman Equity Assets.


Barbara DiGiorgio                          Assistant Secretary,
Assistant Vice President,                  Neuberger&Berman Advisers
N&B Management                             Management Trust (Delaware business

PART C - Other Information
Page 9



                                           trust); Assistant Treasurer,
                                           Advisers Managers Trust; Assistant
                                           Secretary, Neuberger&Berman Income
                                           Funds; Assistant Treasurer,
                                           Neuberger&Berman Income Trust;
                                           Assistant  Treasurer,
                                           Neuberger&Berman Equity Funds;
                                           Assistant Treasurer, Neuberger &
                                           Berman Equity Trust; Assistant
                                           Treasurer, Income Managers Trust;
                                           Assistant Treasurer, Equity Managers
                                           Trust; Assistant Treasurer, Global
                                           Managers Trust; Assistant Treasurer,
                                           Neuberger&Berman Equity Assets.

Stanley Egener                             Chairman of the Board and Trustee,
President and Director,                    Neuberger&Berman Advisers
N&B Management;                            Management Trust (Delaware business
Principal,                                 trust); Chairman of the Board and
Neuberger&Berman,  LLC                     Trustee, Advisers Managers Trust;
                                           Chairman of the Board and Trustee,
                                           Neuberger&Berman Advisers Management
                                           Trust (Massachusetts business trust)
                                           (1); Chairman of the Board and
                                           Trustee, Neuberger&Berman Income
                                           Funds; Chairman of the Board and
                                           Trustee, Neuberger&Berman Income
                                           Trust; Chairman of the Board and
                                           Trustee,  Neuberger&Berman Equity
                                           Funds; Chairman of the Board and
                                           Trustee, Neuberger&Berman Equity
                                           Trust; Chairman of the Board and
                                           Trustee, Income Managers Trust;
                                           Chairman of the Board and Trustee,
                                           Equity Managers Trust; Chairman of
                                           the Board and Trustee, Global
                                           Managers Trust; Chairman of the Board
                                           and Trustee, Neuberger&Berman Equity
                                           Assets.


Theodore P. Giuliano                       President and Trustee,
Vice President and                         Neuberger&Berman Income Funds;
Director, N&B                              President and Trustee,
Management; Principal,                     Neuberger&Berman Income Trust;
Neuberger&Berman, LLC                      President and Trustee, Income
                                           Managers Trust.

PART C - Other Information
Page 10


             NAME                          BUSINESS AND OTHER CONNECTIONS



C. Carl Randolph                           Assistant Secretary,
Principal,                                 Neuberger&Berman Advisers
Neuberger&Berman, LLC                      Management Trust (Delaware business
                                           trust); Assistant Secretary,
                                           Advisers Managers Trust; Assistant
                                           Secretary, Neuberger&Berman
                                           Advisers Management Trust
                                           (Massachusetts business trust) (1);
                                           Assistant Secretary,
                                           Neuberger&Berman Income Funds;
                                           Assistant Secretary,
                                           Neuberger&Berman Income Trust;
                                           Assistant Secretary
                                           Neuberger&Berman Equity Funds;
                                           Assistant Secretary,
                                           Neuberger&Berman Equity Trust;
                                           Assistant Secretary, Income
                                           Managers Trust; Assistant Secretary,
                                           Equity Managers Trust; Assistant
                                           Secretary, Global Managers Trust;
                                           Assistant Secretary, Neuberger &
                                           Berman Equity Assets.

Felix Rovelli                              Senior Vice President -- Senior
Vice President,                            Equity Portfolio  Manager,  BNP N&B
N&B Management                             Global Asset Management L.P. (joint
                                           venture of Neuberger&Berman and
                                           Banque Nationale de Paris) (2).

Richard Russell                            Treasurer, Neuberger&Berman
Vice President, N&B                        Advisers Management Trust (Delaware
Management                                 business trust); Treasurer,
                                           Advisers Managers Trust;  Treasurer,
                                           Neuberger&Berman  Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Treasurer,
                                           Neuberger&Berman Income Funds;
                                           Treasurer, Neuberger&Berman Income
                                           Trust; Treasurer, Neuberger&Berman
                                           Equity  Funds; Treasurer,
                                           Neuberger&Berman  Equity  Trust;
                                           Treasurer,  Income Managers Trust;
                                           Treasurer,  Equity Managers Trust;
                                           Treasurer,  Global Managers Trust;
                                           Treasurer, Neuberger&Berman Equity
                                           Assets.

PART C - Other Information
Page 11


Daniel J. Sullivan                         Vice President,  Neuberger&Berman
Senior Vice President,                     Advisers  Management Trust (Delaware
N&B Management                             business trust); Vice President,
                                           Advisers Managers Trust; Vice
                                           President, Neuberger&Berman Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Vice President,
                                           Neuberger&Berman Income Funds; Vice
                                           President, Neuberger&Berman Income
                                           Trust; Vice President,
                                           Neuberger&Berman Equity Funds; Vice
                                           President, Neuberger&Berman Equity
                                           Trust; Vice President, Income
                                           Managers Trust; Vice President,
                                           Equity Managers Trust; Vice
                                           President, Global Managers Trust;
                                           Vice President, Neuberger&Berman
                                           Equity Assets.

Michael J. Weiner                          Vice President,  Neuberger&Berman
Senior Vice President                      Advisers Management Trust (Delaware
N&B Management                             business trust); Vice President,
                                           Advisers Managers Trust; Vice
                                           President, Neuberger&Berman Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Vice President,
                                           Neuberger&Berman Income Funds; Vice
                                           President, Neuberger&Berman Income
                                           Trust; Vice President,
                                           Neuberger&Berman Equity Funds; Vice
                                           President, Neuberger&Berman Equity
                                           Trust; Vice President, Income
                                           Managers Trust; Vice President,
                                           Equity Managers Trust; Vice
                                           President, Global Managers Trust;
                                           Vice President, Neuberger&Berman
                                           Equity Assets.

Celeste Wischerth                          Assistant Treasurer,
Assistant Vice President,                  Neuberger&Berman Advisers
N&B Management                             Management Trust (Delaware business
                                           trust); Assistant Treasurer,
                                           Advisers Managers Trust; Assistant
                                           Treasurer, Neuberger&Berman Income
                                           Funds; Assistant Treasurer,
                                           Neuberger&Berman Income Trust;
                                           Assistant Treasurer,
                                           Neuberger&Berman Equity Funds;

PART C - Other Information
Page 12


                                           Assistant Treasurer,
                                           Neuberger&Berman Equity Trust;
                                           Assistant Treasurer, Income
                                           Managers Trust; Assistant
                                           Treasurer, Equity Managers Trust;
                                           Assistant Treasurer, Global
                                           Managers Trust; Assistant
                                           Treasurer, Neuberger&Berman Equity
                                           Assets.

Lawrence Zicklin                           President and Trustee,
Director, N&B Management;                  Neuberger&Berman Advisers
Principal,                                 Management Trust (Delaware business
Neuberger&Berman, LLC                      trust);  President and Trustee,
                                           Advisers Managers Trust; President
                                           and Trustee, Neuberger&Berman
                                           Advisers Management Trust
                                           (Massachusetts business trust)(1);
                                           President and  Trustee,
                                           Neuberger&Berman  Equity Funds;
                                           President and Trustee,
                                           Neuberger&Berman Equity Trust;
                                           President and Trustee, Equity
                                           Managers Trust; President,  Global
                                           Managers Trust: President and
                                           Trustee, Neuberger&Berman Equity
                                           Assets.

                  The principal address of N&B Management, Neuberger&Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


(1)               Until April 30, 1995.
(2)               Until October 31, 1995.

Item 29.          Principal Underwriters

         (a) Neuberger&Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

PART C - Other Information
Page 13


                           Neuberger&Berman Equity Funds
                           Neuberger&Berman Equity Assets
                           Neuberger&Berman Equity Trust
                           Neuberger&Berman Income Funds
                           Neuberger&Berman Income Trust

                  Neuberger&Berman   Management   Incorporated   is   also   the
investment adviser to the master funds in which each of the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.



                        POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                WITH REGISTRANT

Claudia A. Brandon      Vice President                  Secretary

Patrick T. Byrne        Vice President                  None

Richard A. Cantor       Chairman of the Board and       None
                        Director

Robert Conti            Treasurer                       None

Stacy Cooper-Shugrue    Assistant Vice President        Assistant Secretary

William Cunningham      Vice President                  None

Barbara DiGiorgio       Assistant Vice President        Assistant Treasurer

Roberta D'Orio          Assistant Vice President        None

Stanley Egener          President and Director          Chairman of the Board
                                                        of Trustees (Chief
                                                        Executive Officer)

Joseph G. Galli         Assistant Vice President        None

Robert I. Gendelman     Assistant Vice President        None

Mark R. Goldstein       Vice President                  None

Theodore P. Giuliano    Vice President and Director     None

PART C - Other Information
Page 14


                        POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                WITH REGISTRANT


Leslie Holliday-Soto    Assistant Vice President        None

Jody L. Irwin           Assistant Vice President        None

Michael M. Kassen       Vice President  and Director    None

Irwin Lainoff           Director                        None

Michael Lamberti        Vice President                  None

Josephine Mahaney       Vice President                  None

Carmen G. Martinez      Assistant Vice President        None

Ellen Metzger           Vice President and              None
                        Secretary

Paul Metzger            Vice President                  None

Loraine Olavarria       Assistant Secretary             None

Janet W. Prindle        Vice President                  None

Joseph S. Quirk         Assistant Vice President        None

Kevin L. Risen          Assistant Vice President        None

Felix Rovelli           Vice President                  None

Richard Russell         Vice President                  Treasurer (Principal
                                                        Accounting Officer)

Kent C. Simons          Vice President                  None

Frederick B. Soule      Vice President                  None

Daniel J. Sullivan      Senior Vice President           Vice President

Peter E. Sundman        Senior Vice President           None

Susan Switzer           Assistant Vice President        None

Andrea Trachtenberg     Vice President of Marketing     None

Judith M. Vale          Vice President                  None

PART C - Other Information
Page 15



Susan Walsh             Vice President                  None

Michael J. Weiner       Senior Vice President           Vice President
                                                        (Principal Financial
                                                        Officer)

Celeste Wischerth       Assistant Vice President        Assistant Treasurer

Thomas Wolfe            Vice President                  None

KimMarie Zamot          Assistant Vice President        None

Lawrence Zicklin        Director                        Trustee and President



         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.          Location of Accounts and Records

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Advisers Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Advisers Managers Trust's Trust Instrument and Bylaws, minutes of meetings of the Advisers Managers Trust's Trustees and shareholders and the Advisers Managers Trust's policies and contracts, which are maintained at the offices of the Advisers Managers Trust, 605 Third Avenue, New York, New York 10158.

PART C - Other Information
Page 16

Item 31.          Management Services

                  Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item  32.         Undertakings

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 7th day of April, 1997.

                                                 NEUBERGER & BERMAN
                                                 ADVISERS MANAGEMENT TRUST



                                            By:  * ____________________
                                                 Lawrence Zicklin
                                                 President, Trustee and
                                                 Principal Executive Officer


                                            *By:  /s/ Stanley Egener
                                                  Stanley Egner
                                                  as Attorney-In-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities and on the date indicated.

    Signature                    Title                   Date


/s/ Stanley Egener         Chairman and Trustee      April 7, 1997
Stanley Egener


*_________________         President and Trustee     April 7, 1997
Lawrence Zicklin       (Principal Executive Officer)


*_________________         Vice President            April 7, 1997
Michael J. Weiner      (Principal Financial Officer)


*_________________         Treasurer                 April 7, 1997
Richard Russell        (Principal Accounting Officer)


*_________________         Trustee                   April 7, 1997
Faith Colish


*_________________         Trustee                   April 7, 1997
Walter G. Ehlers


*_________________         Trustee                   April 7, 1997
Leslie A. Jacobson


*_________________         Trustee                   April 7, 1997
Robert M. Porter


*_________________         Trustee                   April 7, 1997
Ruth E. Salzmann


*_________________         Trustee                   April 7, 1997
Peter P. Trapp


*By:  /s/ Stanley Egener
      Stanley Egner
      as Attorney-In-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ADVISERS MANAGERS TRUST certifies that the Registrant meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 7th day of April, 1997.

                                                  ADVISERS MANAGERS TRUST

                                            By:  *__________________________
                                                 Lawrence Zicklin
                                                 President, Trustee and
                                                 Principal Executive Officer

                                            *By:  /s/ Stanley Egener
                                                  Stanley Egner
                                                  as Attorney-In-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities and on the date indicated.

    Signature                    Title                   Date


/s/ Stanley Egener         Chairman and Trustee      April 7, 1997
Stanley Egener


*___________________       President and Trustee     April 7, 1997
Lawrence Zicklin       (Principal Executive Officer)


*___________________       Vice President            April 7, 1997
Michael J. Weiner      (Principal Financial Officer)


*___________________       Treasurer                 April 7, 1997
Richard Russell        (Principal Accounting Officer)


*___________________       Trustee                   April 7, 1997
Faith Colish


*___________________       Trustee                   April 7, 1997
Walter G. Ehlers


*___________________       Trustee                   April 7, 1997
Leslie A. Jacobson


*___________________       Trustee                   April 7, 1997
Robert M. Porter


*___________________       Trustee                   April 7, 1997
Ruth E. Salzmann


*___________________       Trustee                   April 7, 1997
Peter P. Trapp

*By:  /s/ Stanley Egener
      Stanley Egner
      as Attorney-In-Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    EXHIBITS
                                      FILED
                                      WITH

                         POST-EFFECTIVE AMENDMENT NO. 23
                                     TO THE
                             REGISTRATION STATEMENT

                                       OF

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                                INDEX TO EXHIBITS
                      (for Post-Effective Amendment No. 23)


Exhibit No.
Under Part C
of Form N-1A                   Name of Exhibit


8(c) Scedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.

8(d)                           Custodian Fee Schedule.

11(b)                          Powers of Attorney.

16                             Schedule of Computation of performance
                               quotations.